Debt and Senior Secured Convertible Notes - Foreign Working Capital Revolving Line of Credit - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Oct. 23, 2013	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Debt Instrument [Line Items]
Foreign working capital revolving line of credit facility, amount	$ 4,960
Revolving line of credit extended maturity date	June 30, 2015
Company to maintain unencumbered liquid assets	1,500
Outstanding on revolving line of credit	4,000
Outstanding performance letter of credit	1,000
Foreign Working Capital Revolving Line of Credit [Member]
Debt Instrument [Line Items]
Foreign working capital revolving line of credit facility, amount			4,000
Line of credit facility, renewal period			1 year
Increased in line of credit		2,000
Availability of revolving line of credit to support exports		6,000		2,900
Line of credit , maturity date				Jun. 30, 2014
Revolving line of credit extended maturity date	June 30, 2014
Foreign Working Capital Revolving Line of Credit [Member] | Domestic Activities [Member]
Debt Instrument [Line Items]
Foreign working capital revolving line of credit facility, amount					2,500
Supported borrowing base						808
Line of credit expiration period				90 days
Foreign Working Capital Revolving Line of Credit [Member] | Foreign Activities [Member]
Debt Instrument [Line Items]
Foreign working capital revolving line of credit facility, amount					2,500
Supported borrowing base						$ 2,500
Line of credit facility, renewal period					90 days